Investment Strategy	Jun. 29, 2026
IPS Strategic Capital Absolute Return Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]

Principal Investment Strategy of the Fund.  Under normal circumstances, the Fund’s primary strategy consists of selling and purchasing put and call options on equity indexes and exchange-traded funds (“ETFs”). The sale of put options generates income for the Fund but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund but may limit the Fund's participation in equity market gains. The Fund’s investment adviser seeks to reduce the overall volatility of returns by managing a portfolio of options.

A put option gives the purchaser of the option, upon payment of a premium, the right to sell a specified quantity of an underlying asset at a fixed exercise price over a defined period of time. When the Fund sells a put option on an index and the index decreases in value, the purchaser of the put option has the right to exercise the option, obligating the Fund to make a cash payment equal to the difference between the option’s exercise price and the prevailing index value. When the Fund sells a put option on an ETF and the ETF decreases in value, the purchaser of the put option has the right to exercise the option, obligating the Fund to purchase the ETF at an exercise price that is higher than the prevailing market price. The Fund collects option premium income when it sells the put option. If the index or ETF increases in value, the purchaser of the put option is unlikely to exercise the option since the prevailing market price will be higher than the exercise price. Accordingly, the Fund gains income when the value of the underlying index or ETF from which the option is derived advances. The Fund’s investment adviser determines the Fund’s exposure to each put option by evaluating metrics associated with the valuation of options, including, but not limited to, volatility, time to expiration and the relationship of the exercise price to the market price of the index or ETF. The Fund’s investment adviser segregates on a daily basis cash, or other liquid assets, in an amount equal to the Fund’s net obligations under each put option.

The Fund buys and sells both put and call exchange-traded listed options to establish exposure to the overall market. The Fund does not intend to invest directly in equity securities or mutual funds (other than ETFs as described below). Options may also be used to protect the Fund’s investments against changes resulting from market conditions (a practice called “hedging”) or to generate income and gains. A call option gives the purchaser of the option, upon payment of a premium, the right to buy a specified quantity of an underlying asset at a fixed exercise price over a defined period of time. The Fund may purchase and sell put and call options to adjust the risk and return of its overall investment positions. When the Fund’s investment adviser believes the value of an underlying asset will decline, the Fund may purchase a put option to profit from the decline. Similarly, when the investment adviser anticipates an increase in the value of an underlying asset, the Fund may purchase a call option with respect to that asset.

All option positions held by the Fund are exchange-traded and collateralized with cash, cash equivalents (for example, Treasury Bills, money market fund shares, etc.), other listed options or debt rated investment grade by at least one nationally recognized statistical ratings organization (“NRSRO”) or an ETF that invests in such securities. The Fund intends to hold cash and cash equivalents to collateralize the options in the Fund, and not as a separate principal investment strategy. The Fund may take a defensive position when the Fund’s investment adviser believes that current market, economic, political or other conditions are unsuitable and would impair the pursuit of the Fund’s investment objective. When taking a defensive position, the Fund may invest up to 100% of its assets in cash, cash equivalents, including but not limited to, obligations of the U.S. Government, money market fund shares, commercial paper, certificates of deposit and/or banker’s acceptances, as well as other interest bearing or discount obligations or debt instruments that carry an investment grade rating by a national rating agency. When the Fund takes a defensive position, the Fund may not achieve its investment objective.

The Fund may, from time to time, invest in futures contracts. Generally, the futures transactions will be utilized as a hedging instrument. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future.  By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible for the Fund’s investment adviser to accomplish certain results more quickly and with lower transaction costs. The Fund may also invest directly in ETFs that are based on broad-based securities market indices, such as the S&P 500® Index.

The Fund’s investment adviser reallocates the Fund’s investments continually to be commensurate with the risk profile that the adviser deems appropriate for the Fund. The Fund seeks to use leverage to modify portfolio risk to equal to, or be less than that of, the market in total. The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus.